Employee Plans (Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Employee Plans [Abstract]
Effect on service and interest cost, 1-Percentage-Point Increase	$ 0.5
Effect on service and interest cost, 1-Percentage-Point Decrease	(0.2)
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	5.1
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (4.5)